Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Central Index Key	0000311635
Amendment Flag	false
Document Creation Date	Oct. 27, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015